Income Taxes (Details Textual) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 TWD	Dec. 31, 2012 Himax Taiwan [Member] USD ($)	Dec. 31, 2011 Himax Taiwan [Member] USD ($)	Dec. 31, 2012 Except For Himax Taiwan Himax Korea Himax Technologies Co Ltd Himax Technologies Co Ltd [Member] USD ($)	Dec. 31, 2011 Except For Himax Taiwan Himax Korea Himax Technologies Co Ltd Himax Technologies Co Ltd [Member] USD ($)
Percentage Of Additional Corporate Income Tax Rate On Undistributed Income	10.00%
Percentage Of Surtax Rate	10.00%
Tax Exemption Limit Derived From Selling New Product				$ 15,972	463,823
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	17.00%	17.00%	17.00%
Income Tax Exemption Per Basic and Diluted Earnings Share	$ 0.01	$ 0	$ 0.01
Undistributed Earnings of Foreign Subsidiaries	536,452
Deferred Tax Assets, Valuation Allowance	36,341	35,241	42,906	28,428		5,800	3,336	30,541	31,905
Increase in deferred tax asset valuation allowance	6,319	6,823	12,408
Percentage Of Income Tax Payable	50.00%
Percentage Of Research and Development Expenditure For Current Year On Investment Tax Credit	15.00%
Cap Percentage Of Income Tax Payable For Current Year	30.00%
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 791	$ 128
Combined Tax Rate	23.85%